Condensed Consolidated Balance Sheets (unaudited) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Assets:
Cash and cash equivalents	$ 5,442,036	$ 9,631,520	$ 4,155,444
Accounts receivable	304,620
Inventory	79,282	188,476	43,544
Prepaid expenses	198,372	158,457	54,818
Deposits	50,319	42,808
Total current assets	6,074,629	10,021,261	4,253,806
Property and equipment, net	10,169,136	7,853,814	206,985
Intangibles, net	214,239	206,527	71,233
Other assets	181,004	10,715	10,715
Total Assets	16,639,008	18,092,317	4,542,739
Current Liabilities:
Accounts payable and accrued expenses	3,802,416	1,336,368	543,646
Deferred revenue	36,636	14,500
Total current liabilities	3,839,052	1,350,868	543,646
Long-term Liabilities:
Contingent real estate liability	1,730,542	1,730,542
Derivative liabilities			1,322,729
Total long-term liabilities	1,730,542	1,730,542	1,322,729
Total Liabilities	5,569,594	3,081,410	1,866,375
Commitments and contingencies
Stockholders' Equity
Preferred Stock, par value $0.001: 5,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 45,000,000 shares authorized; 19,184,583 and 19,075,050 shares issued and outstanding at September 30, 2017 and June 30, 2017, respectively	19,185	19,075	15,376
Additional paid in capital	32,201,484	31,499,889	9,335,801
Accumulated deficit	(21,151,255)	(16,508,057)	(6,674,813)
Total Stockholders' Equity	11,069,414	15,010,907	2,676,364
Total Liabilities and Stockholders' Equity	$ 16,639,008	$ 18,092,317	$ 4,542,739